Risks And Uncertainties Related To Current Environment	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Risks And Uncertainties Related To Current Environment
34.	RISKS AND UNCERTAINTIES RELATED TO CURRENT ENVIRONMENT
Current Environment
The Group’s primary operation market is Russia. As a result, the Group’s business and results of operations are dependent on the economic conditions in Russia. Over the last two decades, the Russian economy has experienced or continues to experience at various times significant volatility in its GDP, high levels of inflation, increases in, or high, interest rates, sudden price declines in oil and other natural resources, instability in the local currency market, lack of reform in the banking sector and a weak banking system providing limited liquidity to Russian enterprises, budget deficits, capital flight, and significant increases in poverty rates, unemployment and underemployment.
The sanctions imposed on Russia and Russian persons by a number of countries in connection with the geopolitical crisis surrounding Ukraine and further regulatory countermeasures taken by the Russian Government, have had a significant, and in many cases unprecedented, impact on companies operating in Russia. In response to the geopolitical crisis surrounding Ukraine, the United States, the European Union, the United Kingdom and other countries imposed severe sanctions targeting Russian financial institutions, including the prohibition on transactions with the Central Bank of Russia, blocking of assets and cutting off certain Russian banks from SWIFT; businessmen and their assets; and oil, defense and other state-owned companies, as well as export and import restrictions. In response, Russia identified a number of countries, including the United States, all European Union member states and the United Kingdom, as “hostile” and introduced a number of economic measures in connection with their actions, as well as economic measures aimed at ensuring financial stability of Russia.
Due to the restrictions under the recently enacted Russian capital controls and protection measures, the Company is currently restricted from upstreaming cash funds from the Company’s Russian subsidiaries to the Company without an approval from a government committee. Further, the Group’s two banking legal entities were included in a list of entities for which Russian Presidential Decree restricts transactions with equity instruments without a specific permission from the President of the Russian Federation.
As potential global and economic impacts of the geopolitical crisis surrounding Ukraine continue to evolve rapidly, unpredictable and outside the control of the Group it is difficult to accurately predict the full impact of the sanctions that were introduced, or any measures taken by the Russian government in response to such sanctions.